Additional Information Required by the Argentine Central Bank - Summary of Financial Trust Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 9,918,222
GAS I [member]
Disclosure of trust activities [line items]
Date of Contract	Dec. 06, 2006
Trust		GAS I
Maturity Date		Dec. 31, 2022
GAS II [member]
Disclosure of trust activities [line items]
Date of Contract	May 14, 2009
Trust		GAS II
Maturity Date		Dec. 31, 2022
MILA III [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 08, 2011
Trust		MILA III
Maturity Date		Dec. 31, 2022
MILA IV [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 09, 2011
Trust		MILA IV
Maturity Date		Dec. 31, 2022
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | GAS I [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 180,029
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | GAS II [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	9,715,280
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | MILA III [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	19,730
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | MILA IV [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 3,183